Other Financial Assets	12 Months Ended
Dec. 31, 2022
OTHER FINANCIAL ASSETS
Other Financial Assets

7.    OTHER FINANCIAL ASSETS

The detail of other financial assets as of December 31, 2022 and 2021 is as follows:

	Current		Non-current
	12-31-2022	12-31-2021	12-31-2022	12-31-2021
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value through other comprehensive income	127,854	127,854	2,326,509	2,358,143
Financial assets measured at amortized cost	156,773	118,547	—	—
Hedging derivatives	2,230,787	3,584,937	57,480,749	37,020,922
Non-Hedging derivatives	1,014,802	210,077	20,382	—
Total	3,530,216	4,041,415	59,827,640	39,379,065